Retained Earnings and Accumulated Other Comprehensive Income - Dividends (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2021 MXN ($)	Apr. 30, 2021 $ / shares	May 31, 2019 MXN ($)	Apr. 30, 2019 $ / shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2020	Dec. 31, 2019 MXN ($)
Dividends recognised as distributions to owners					$ 1,459,320		$ 2,664,340
Multiplying factor					1.4286
Applicable tax rate					30.00%	30.00%	30.00%
Withholding tax rate					10.00%
Cumulative earnings					$ 81,346,875
Series A, B, D and L Shares
Dividends recognised as distributions to owners	$ 1,053,392		$ 1,066,187
Dividend per share | $ / shares		$ 0.002991452991		$ 0.002991452991
CPOs
Dividend per share | $ / shares		$ 0.35		$ 0.35